Note 13 - Notes Payable (Details Textual)							1 Months Ended						8 Months Ended	12 Months Ended
		Mar. 03, 2017 USD ($)	Jul. 01, 2016	Jun. 22, 2016 USD ($)	May 31, 2016 USD ($) shares	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Jul. 31, 2016 USD ($) shares	Jul. 31, 2015 USD ($)	May 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 25, 2013 USD ($)	Feb. 28, 2017	Jul. 31, 2014 USD ($)	Jul. 31, 2012 USD ($)
Repayments of Notes Payable														$ 231,453	$ 30,333,333	$ 25,000,000
Change in Fair Value of Financial Instruments														2,858,524	(614,782)	(1,342,389)
Interest Payable, Current							$ 5,756,519						$ 478	$ 5,756,519	478
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	[1]						$ 0.33							$ 0.33
Debt Instrument, Unamortized Discount							$ 0						2,033,506	$ 0	2,033,506
Gain (Loss) on Extinguishment of Debt															(2,440,714)	(2,610,196)
Equity Method Investment, Payment Upon Termination of Joint Venture														110,000
Interest Expense, Debt														5,000	1,300,000	3,400,000
Interest Expense Recorded Related to Amortization of Debt Discounts and Deferred Financing Costs															326,000	844,000
Disposal Group, Including Discontinued Operation, Interest Expense														14,856,404	5,603,820	326,337
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months							52,000,000							52,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Two							0							0
Long-term Debt, Maturities, Repayments of Principal in Year Three							0							0
Long-term Debt, Maturities, Repayments of Principal in Year Four							0							0
Long-term Debt, Maturities, Repayments of Principal in Year Five							9,500,000							9,500,000
Long-term Debt, Maturities, Repayments of Principal after Year Five							$ 0							$ 0
R-NAV [Member]
Repayments of Notes Payable								$ 333,333	$ 333,333
Debt Instrument, Face Amount																				$ 666,666
Equity Method Investment, Payment Upon Termination of Joint Venture					$ 110,000			110,000
Equity Method Investment, Forgiven Promissory Note, Amount					$ 333,333			$ 333,333
R-NAV [Member] | Preferred Stock [Member]
Equity Method Investment, Shares Transferred Upon Termination of Joint Venture | shares					1,500,000			1,500,000
R-NAV [Member] | Common Stock [Member]
Equity Method Investment, Shares Transferred Upon Termination of Joint Venture | shares					3,500,000			3,500,000
Series KK Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.918	$ 1.918				$ 1.918			$ 1.918
Series HH Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							2.49							2.49
CRG Loan Agreement, Ohio Case [Member]
Release of Cash Held in Escrow		$ 2,000,000
CRG Loan Agreement, Texas Case [Member]
Release of Cash Held in Escrow		3,000,000
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							0.01							0.01
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 3.04							$ 3.04
Subsequent Event [Member] | CRG Loan Agreement, Ohio Case [Member]
Release of Cash Held in Escrow		2,000,000
Subsequent Event [Member] | CRG Loan Agreement, Texas Case [Member]
Release of Cash Held in Escrow		3,000,000
Federal Funds Rate [Member] | R-NAV [Member]
Debt Instrument, Interest Rate, Stated Percentage																				0.31%
Platinum-Montaur Life Sciences LLC Litigation [Member]
Line of Credit Facility, Maximum Borrowing Capacity																					$ 50,000,000
Line of Credit Facility, Current Borrowing Capacity												$ 35,000,000									35,000,000
Line of Credit Facility, Increase Additional Borrowings Terms Not Negotiated							$ 15,000,000							$ 15,000,000							15,000,000
Proceeds from Lines of Credit														0	4,500,000	0	$ 4,000,000	$ 8,000,000
Debt Instrument, Interest Rate, Stated Percentage						10.00%				10.00%	10.00%	10.00%
InterestRateInAdditionToAmendedAgreement												0.125%
Percentage of VWAP for Conversion Calculation												90.00%
Period of Preceding Date of Conversion Request												10 days
Minimum Revenue from Sales and Licensing for Mandatory Repayment Due												$ 2,000,000
Repayments of Notes Payable												$ 4,800,000
Stock for Stock Conversion Number of Shares Converted | shares												2,364.9
Number of Common Shares Underlying Series B Preferred Stock | shares												7,733,223
Shares Conversion, Number of Common Stock Equivalent to Each Preferred Stock | shares												3,270
Debt Instrument, Convertible, Threshold Trading Days										10
Debt Instrument, Convertible, Stock Price Trigger | $ / shares										$ 2.53
Embedded Derivative, Fair Value of Embedded Derivative Liability							153,000							153,000
Change in Fair Value of Financial Instruments														2,900,000	(615,000)	(1,300,000)
Convertible Debt, Fair Value Disclosures							9,600,000						11,500,000	9,600,000	11,500,000
Interest Expense, Debt, Excluding Amortization														1,000,000	761,000
Line of Credit Facility, Decrease Forgiveness Interest Percentage			6.00%
Notes Payable							9,500,000							9,500,000
Long-term Line of Credit							7,700,000							7,700,000
Interest Payable, Current							1,800,000							1,800,000
Line of Credit Facility, Remaining Borrowing Capacity							27,300,000							27,300,000
Platinum-Montaur Life Sciences LLC Litigation [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate										6.75%	6.75%	6.75%
Platinum-Montaur Life Sciences LLC Litigation [Member] | Oxford Financing Rate [Member]
Debt Instrument, Basis Spread on Variable Rate						0.125%
Platinum-Montaur Life Sciences LLC Litigation [Member] | Interest Rate Pursuant to CRG Term Loan [Member]
Debt Instrument, Basis Spread on Variable Rate										0.125%
Platinum Loan Agreement [Member] | PPCO [Member]
Line of Credit Facility, Maximum Borrowing Capacity																					$ 50,000,000
Debt Instrument, Interest Rate, Stated Percentage			8.125%
Convertible Debt, Fair Value Disclosures							153,000						3,000,000	153,000	3,000,000
Repayments of Debt		7,700,000
Convertible Debt		1,900,000
Platinum Loan Agreement [Member] | PPCO [Member] | Subsequent Event [Member]
Repayments of Debt		7,700,000
Convertible Debt		1,900,000
Term Loan Agreement [Member] | Cardinal Health 414 [Member]
Letters of Credit Outstanding, Amount		7,000,000
Term Loan Agreement [Member] | CRG [Member]
Letters of Credit Outstanding, Amount		12,000,000
Term Loan Agreement [Member] | Subsequent Event [Member] | Cardinal Health 414 [Member]
Letters of Credit Outstanding, Amount		7,000,000
Term Loan Agreement [Member] | Subsequent Event [Member] | CRG [Member]
Letters of Credit Outstanding, Amount		12,000,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit		59,000,000
Term Loan Agreement [Member] | CRG [Member]
Debt Instrument, Interest Rate, Stated Percentage										14.00%
Interest Expense, Debt, Excluding Amortization														553,000	1,300,000
Notes Payable							51,700,000						51,300,000	51,700,000	51,300,000
Debt Instrument, Face Amount										$ 50,000,000
Debt Instrument, Additional Loans That May Be Made Available Upon the Satisfaction of Certain Conditions										$ 10,000,000
Percentage of Per Annum Interest Paying in Cash										10.00%
Percentage of Per Annum Interest as Compounded Interest										4.00%
Debt Instrument, Number of Quarterly Payments										8
Debt Instrument Payment Terms Payment Period										2 years
Debt Instrument, Unamortized Discount (Premium), Net										$ 2,200,000
Debt Instrument End of Term Fee, Amount										1,000,000
Debt Instrument, Fee Amount										1,000,000
Debt Instrument, Covenant Compliance, Income (Loss) Earnings Before Interest, Taxes, Depreciation, and Amortization, Minimum										5,000,000
Debt Instrument, Covenant Compliance Sales Revenue Minimum Next Twelve Months							22,500,000							22,500,000
DebtInstrumentCovenantComplianceTargetRevenueMinimum										$ 45,000,000
Debt Instrument, Covenant Compliance Cure Right Ratio										2.5
Debt Instrument, Covenant Compliance Liquidity Minimum										$ 5,000,000
Debt Instrument, Interest Rate in the Event of Default										18.00%
Primary Bank Account Cash Taken Possession Of By Creditor				$ 4,100,000
Payments to Prepayment Premium and Backend Facility Fee on Claims of Default				3,900,000
Payments to Principal Balance of Debt on Claims of Default				$ 189,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit		59,000,000
Term Loan Agreement [Member] | CRG [Member] | Maximum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount		66,000,000
Term Loan Agreement [Member] | CRG [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage																			14.00%
Repayments of Debt		59,000,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit		59,000,000
Term Loan Agreement [Member] | CRG [Member] | Subsequent Event [Member] | Minimum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount		47,000,000
Term Loan Agreement [Member] | CRG [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount		$ 66,000,000
Term Loan Agreement [Member] | CRG [Member] | Accrued Liabilities and Other [Member]
Interest Payable, Current							$ 5,800,000						0	$ 5,800,000	0
Oxford Finance, LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage						8.50%					8.50%
Debt Instrument, Face Amount						$ 30,000,000					$ 30,000,000
Debt Instrument, Unamortized Discount (Premium), Net						3,000,000					3,000,000
Debt Instrument End of Term Fee, Amount											2,400,000		2,400,000
Repayments of Long-term Debt										$ 31,700,000
Debt Instrument, Early Redemption Fee Amount										$ 289,000
Long-term Debt, Gross													$ 0		$ 0
Oxford Finance, LLC [Member] | Series KK Warrants [Member]
Debt Instrument, Unamortized Discount (Premium), Net						$ 120,000					$ 120,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						391,032					391,032
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.918					$ 1.918
GECC/MidCap Financial SBIC LP [Member]
Debt Instrument, Interest Rate, Stated Percentage												9.83%
Debt Instrument, Face Amount												$ 25,000,000
Debt Instrument End of Term Fee, Amount											$ 1,000,000	$ 1,000,000
Repayments of Long-term Debt											26,700,000
Debt Instrument, Early Redemption Fee Amount						$ 500,000					500,000
Long-term Debt, Gross																$ 0
Number of Monthly Installment Payments on Notes Payable												30
Percentage of Original Principal Amount of Loan to Be Paid as Fee												4.00%
Debt Instrument, Unamortized Discount												$ 881,000
Gain (Loss) on Extinguishment of Debt											$ 2,600,000
GECC/MidCap Financial SBIC LP [Member] | Series HH Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												301,205
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 2.49
Debt Instrument, Unamortized Discount												$ 1,900,000
Notes Payable Issued for Prepayment of Insurance Premiums [Member] | IPFS [Member]
Debt Instrument, Interest Rate, Stated Percentage							8.99%							8.99%
Debt Instrument, Face Amount							$ 348,000							$ 348,000
Debt Instrument, Term							240 days
Debt Instrument, Periodic Payment							$ 45,000

[1]	Weighted average exercise price.